Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies
Schedule of cash, cash equivalents and restricted cash

	As of December 31,
	2021	2022
Cash and cash equivalents	27,854,224	38,478,016
Restricted cash	2,638,840	1,940,142
Total cash, cash equivalents and restricted cash	30,493,064	40,418,158

Schedule of accounts notes loans and financing receivable

	For the Years Ended December 31,
	2021	2022
Balance as of the beginning of the year	1,955	6,416
Provisions	6,415	24,163
Reversals	(1,954)	(21,253)
Balance as of the end of the year	6,416	9,326

Schedule of estimated useful lives of property, plant and equipment

Useful Lives
Buildings	20 years
Buildings improvements	5 to 10 years
Production machineries and facilities	3 to 10 years
Equipment	3 to 5 years
Motor vehicles	2 to 4 years
Mold and tooling	Unit-of-production
Leasehold improvements	Shorter of the estimated useful life or lease term

Schedule of estimated useful lives of intangible assets

Useful Lives
Software and Patents	5 to 10 years

Schedule of accrued warranty activity

	For the Years Ended December 31,
	2021	2022
Accrued warranty at beginning of the year	233,366	842,345
Warranty cost incurred	(22,558)	(48,963)
Provision for warranty	631,537	800,930
Accrued warranty at end of the year	842,345	1,594,312
Including: Accrued warranty, current	154,276	141,832
Accrued warranty, non-current	688,069	1,452,480